Leases - Summary of Operating Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease assets	$ 109,793	$ 110,984
Liabilities:
Operating lease liabilities	6,677	3,601
Operating lease liabilities, net of current portion	105,715	107,942
Total operating lease liabilities	$ 112,392	$ 111,543